Quarterly Holdings Report
for

Fidelity Advisor® Energy Fund

October 31, 2020

ANR-QTLY-1220
1.809101.117

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
Energy Equipment & Services - 8.3%
Oil & Gas Drilling - 0.6%
Nabors Industries Ltd. (a)	19,612	$557,373
Odfjell Drilling Ltd. (b)	1,052,556	1,100,335
Patterson-UTI Energy, Inc.	115,200	294,912
Shelf Drilling Ltd. (b)(c)	888,328	151,208
		2,103,828
Oil & Gas Equipment & Services - 7.7%
Baker Hughes Co. Class A	830,400	12,265,008
Cactus, Inc.	93,600	1,591,200
Nextier Oilfield Solutions, Inc. (b)	434,100	820,449
Oceaneering International, Inc. (b)	126,200	514,896
ProPetro Holding Corp. (b)	431,900	1,706,005
RigNet, Inc. (b)	233,151	855,664
Schlumberger Ltd.	217,318	3,246,731
TechnipFMC PLC	549,000	3,035,970
		24,035,923

TOTAL ENERGY EQUIPMENT & SERVICES		26,139,751

Food Products - 0.7%
Agricultural Products - 0.7%
Darling Ingredients, Inc. (b)	49,300	2,119,900
Independent Power and Renewable Electricity Producers - 3.8%
Independent Power Producers & Energy Traders - 3.8%
The AES Corp.	93,400	1,821,300
Vistra Corp.	582,800	10,123,236
		11,944,536
Oil, Gas & Consumable Fuels - 87.1%
Coal & Consumable Fuels - 0.3%
Enviva Partners LP	22,200	951,270
Integrated Oil & Gas - 42.0%
BP PLC sponsored ADR	1,011,800	15,662,664
Chevron Corp.	775,037	53,865,071
Exxon Mobil Corp.	1,198,861	39,106,846
Occidental Petroleum Corp.	271,700	2,480,621
Occidental Petroleum Corp. warrants 8/3/27 (b)	36,987	91,358
Royal Dutch Shell PLC Class B sponsored ADR	399,300	9,643,095
Suncor Energy, Inc.	469,200	5,293,159
Total SA sponsored ADR	164,800	4,998,384
		131,141,198
Oil & Gas Exploration & Production - 20.2%
Apache Corp.	358,400	2,974,720
Callon Petroleum Co. (a)(b)	44,040	230,329
Canadian Natural Resources Ltd.	393,000	6,253,547
Cimarex Energy Co.	76,000	1,928,120
Concho Resources, Inc.	32,500	1,349,075
ConocoPhillips Co.	365,900	10,472,058
Devon Energy Corp.	123,600	1,103,748
EOG Resources, Inc.	327,786	11,223,393
Hess Corp.	104,600	3,893,212
Magnolia Oil & Gas Corp. Class A (b)	245,700	1,066,338
National Energy Services Reunited Corp. (b)	508,300	3,761,420
Northern Oil & Gas, Inc. (a)(b)	85,030	314,611
Parsley Energy, Inc. Class A	303,400	3,037,034
PDC Energy, Inc. (b)	261,988	3,122,897
Pioneer Natural Resources Co.	143,816	11,442,001
Viper Energy Partners LP	128,100	897,981
		63,070,484
Oil & Gas Refining & Marketing - 9.6%
Marathon Petroleum Corp.	380,178	11,215,251
Phillips 66 Co.	164,618	7,681,076
Renewable Energy Group, Inc. (b)	28,500	1,607,400
Valero Energy Corp.	241,500	9,324,315
World Fuel Services Corp.	14,600	307,330
		30,135,372
Oil & Gas Storage & Transport - 15.0%
Cheniere Energy, Inc. (b)	430,000	20,584,100
Enterprise Products Partners LP	320,500	5,310,685
Euronav NV	59,700	439,392
Golar LNG Ltd. (a)(b)	217,300	1,640,615
Noble Midstream Partners LP	175,988	1,402,624
Teekay LNG Partners LP	206,500	2,149,665
The Williams Companies, Inc.	790,800	15,175,452
		46,702,533

TOTAL OIL, GAS & CONSUMABLE FUELS		272,000,857

TOTAL COMMON STOCKS
(Cost $479,923,532)		312,205,044

Money Market Funds - 0.8%
Fidelity Securities Lending Cash Central Fund 0.11% (d)(e)
(Cost $2,414,564)	2,414,323	2,414,564
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $482,338,096)		314,619,608
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(2,220,390)
NET ASSETS - 100%		$312,399,218

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $151,208 or 0.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$164
Fidelity Securities Lending Cash Central Fund	5,469
Total	$5,633

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.